Net Earnings (Loss) per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Loss per common share:
Schedule of Basic and Diluted Net Loss per Share Attributable to Common Stockholders

The following table sets forth the computation of the Company’s basic and diluted net earnings (loss) per share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Net loss	$(5,669)	$(6,342)	$(16,363)	$(23,657)
Weighted average common shares outstanding, basic and diluted	5,773,993	1,366,842	4,833,091	1,346,264
Net loss per share, basic and diluted	$(0.98)	$(4.64)	$(3.39)	$(17.57)

The following table sets forth the computation of the Company’s basic and diluted net earnings (loss) per share attributable to common stockholders (in thousands, except share and per share data):

	For years ended December 31,
	2023	2022
Net loss	$(20,131)	$(640)
Weighted average common shares outstanding, basic and diluted	1,546,297	1,056,988
Net loss per share, basic and diluted	$(13.02)	$(0.61)

Schedule of Anti-dilutive Securities Excluded from Computation of Earnings per Share

The following table sets forth the securities that were anti-dilutive for diluted EPS for the periods presented but which could potentially dilute EPS in the future:

September 30,	2024	2023
Common stock warrants	2,269,356	459,856
Common stock options and RSUs	1,775,444	82,719
Unit Purchase Options	20,182	20,812
Shares related to Series B-2 convertible preferred stock	6,636,981	-
Shares related to Series B-3 convertible preferred stock	10,026,859	-
Total	20,728,822	563,387

The following table sets forth securities that were anti-dilutive for diluted EPS for the periods presented but which could potentially dilute EPS in the future:

December 31,	2023	2022
Common stock warrants	2,269,356	459,856
Common stock options and RSUs	104,257	104,127
Unit Purchase Options	20,182	20,182
Total	2,393,795	584,165